SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details)	Jun. 30, 2026 USD ($)
Future commitments, Remaining of 2026	$ 6,568,041
Future commitments, 2027	7,189,307
Future commitments, 2028 and beyond	154,833,724
Citarum Block PSC [Member]
Future commitments, Remaining of 2026
Future commitments, 2027
Future commitments, 2028 and beyond	39,100,000
Citarum Block PSC [Member] | Geological and Geophysical (G&G) Studies [Member]
Future commitments, Remaining of 2026		[1]
Future commitments, 2027		[1]
Future commitments, 2028 and beyond	950,000	[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments, Remaining of 2026		[1]
Future commitments, 2027		[1]
Future commitments, 2028 and beyond	6,050,000	[1]
Citarum Block PSC [Member] | 3D Seismic [Member]
Future commitments, Remaining of 2026		[1]
Future commitments, 2027		[1]
Future commitments, 2028 and beyond	2,100,000	[1]
Citarum Block PSC [Member] | Drilling [Member]
Future commitments, Remaining of 2026		[2],[3]
Future commitments, 2027		[2],[3]
Future commitments, 2028 and beyond	30,000,000	[2],[3]
Kruh Block KSO [Member]
Future commitments, Remaining of 2026	6,568,041
Future commitments, 2027	7,189,307
Future commitments, 2028 and beyond	115,733,724
Kruh Block KSO [Member] | 2D Seismic [Member]
Future commitments, Remaining of 2026
Future commitments, 2027
Future commitments, 2028 and beyond
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments, Remaining of 2026
Future commitments, 2027
Future commitments, 2028 and beyond
Kruh Block KSO [Member] | Drilling [Member]
Future commitments, Remaining of 2026	5,000,000	[1]
Future commitments, 2027	2,600,000	[1]
Future commitments, 2028 and beyond	33,400,000	[1]
Kruh Block KSO [Member] | Lease Commitments [Member]
Future commitments, Remaining of 2026	1,429,905	[4]
Future commitments, 2027	3,763,035	[4]
Future commitments, 2028 and beyond	81,423,545	[4]
Kruh Block KSO [Member] | Production Facility [Member]
Future commitments, Remaining of 2026
Future commitments, 2027	700,000
Future commitments, 2028 and beyond	300,000
Kruh Block KSO [Member] | G & G studies [Member]
Future commitments, Remaining of 2026	100,000	[1]
Future commitments, 2027	50,000	[1]
Future commitments, 2028 and beyond		[1]
Kruh Block KSO [Member] | Workover [Member]
Future commitments, Remaining of 2026
Future commitments, 2027
Future commitments, 2028 and beyond
Kruh Block KSO [Member] | Certification [Member]
Future commitments, Remaining of 2026
Future commitments, 2027
Future commitments, 2028 and beyond
Kruh Block KSO [Member] | Abandonment And Site Restoration [Member]
Future commitments, Remaining of 2026	38,136	[2]
Future commitments, 2027	76,272	[2]
Future commitments, 2028 and beyond	$ 610,179	[2]

[1]	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[3]	Includes one exploration and two delineation wells.
[4]	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.